Other current assets and assets held for sale - Schedule of Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Assets [Line Items]
Prepayments	€ 180	€ 101
VAT receivables	41	16
Coal royalties	96	0
Miscellaneous receivables	162	154
Total other current assets	479	€ 271
Basque Region
Schedule of Other Assets [Line Items]
VAT receivables	€ 25